Earnings Per Share	12 Months Ended
Nov. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2016	2015	2014
Net income for basic and diluted earnings per share	$2,779	$1,757	$1,216
Weighted-average common and ordinary shares outstanding	745	777	776
Dilutive effect of equity plans	2	2	2
Diluted weighted-average shares outstanding	747	779	778
Basic earnings per share	$3.73	$2.26	$1.57
Diluted earnings per share	$3.72	$2.26	$1.56
Anti-dilutive equity awards excluded from diluted earnings per share computations	—	—	1